Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.7%
2,566	iShares 20+ Year Treasury Bond ETF	$ 423,313	1.8
4,182	iShares Core S&P Small-Cap ETF	234,652	1.0
5,570	Vanguard Global ex-U.S. Real Estate ETF	239,009	1.0
4,278	Vanguard Real Estate ETF	298,818	1.2
4,583	Vanguard Russell 1000 Growth ETF	708,899	3.0
9,924	Vanguard Value ETF	883,831	3.7

	Total Exchange-Traded Funds
	(Cost $3,073,953)	2,788,522	11.7

MUTUAL FUNDS: 88.2%
	Affiliated Investment Companies: 88.2%
41,961	Voya Index Plus LargeCap Portfolio - Class I	947,475	4.0
17,422	Voya Large-Cap Growth Fund - Class R6	720,211	3.1
172,110	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,629,882	6.9
399,796	Voya Multi-Manager International Equity Fund - Class I	3,538,197	14.9
287,971	Voya Multi-Manager International Factors Fund - Class I	2,136,748	9.0
80,523	Voya Multi-Manager Mid Cap Value Fund - Class I	527,429	2.2
49,178	Voya U.S. High Dividend Low Volatility Fund - Class R6	479,973	2.0
308,629	Voya U.S. Stock Index Portfolio - Class I	4,212,792	17.8
152,934	VY® Invesco Comstock Portfolio - Class I	1,778,628	7.5
63,659	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	710,436	3.0
74,298	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,924,311	8.1
53,909	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	528,846	2.2
25,558	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,771,182	7.5

	Total Mutual Funds
	(Cost $26,282,209)	20,906,110	88.2

	Total Investments in Securities (Cost $29,356,162)	$ 23,694,632	99.9
	Assets in Excess of Other Liabilities	17,445	0.1
	Net Assets	$ 23,712,077	100.0

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 2,788,522	$ –	$ –	$ 2,788,522
Mutual Funds	20,906,110	–	–	20,906,110
Total Investments, at fair value	$ 23,694,632	$ –	$ –	$ 23,694,632

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$ 1,265,271	$ 93,685	$ (147,867)	$ (263,614)	$ 947,475	$ -	$ 5,326	$ -
Voya Intermediate Bond Fund - Class R6	317,763	52,318	(371,276)	1,195	-	1,784	7,150	-
Voya Large-Cap Growth Fund - Class R6	976,685	120,416	(212,129)	(164,761)	720,211	-	43,388	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,263,617	203,606	(269,235)	(568,106)	1,629,882	-	(916)	-
Voya Multi-Manager International Equity Fund - Class I	4,645,264	558,966	(592,083)	(1,073,950)	3,538,197	-	(45,122)	-
Voya Multi-Manager International Factors Fund - Class I	2,699,613	360,760	(383,094)	(540,531)	2,136,748	-	(48,395)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	706,042	129,812	(102,331)	(206,094)	527,429	-	(22,733)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	644,152	101,423	(124,771)	(140,831)	479,973	-	7,892	-
Voya U.S. Stock Index Portfolio - Class I	4,844,342	1,707,009	(1,255,500)	(1,083,059)	4,212,792	-	(153,216)	-
VY® Invesco Comstock Portfolio - Class I	2,412,212	497,666	(472,632)	(658,618)	1,778,628	-	(92,331)	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	957,081	181,987	(187,367)	(241,265)	710,436	-	(39,010)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,512,678	172,225	(492,478)	(268,114)	1,924,311	-	(6,099)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	707,417	47,775	(85,278)	(141,068)	528,846	-	(1,277)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,370,745	150,520	(533,446)	(216,637)	1,771,182	-	(106,621)	-
	$27,322,882	$4,378,168	$(5,229,487)	$(5,565,453)	$20,906,110	$1,784	$(451,964)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $29,835,635.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 86,545
Gross Unrealized Depreciation	(6,227,548)
Net Unrealized Depreciation	$ (6,141,003)